Tax - Narrative (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax charge	£ 611	£ 230
Average effective tax rate	18.30%	15.10%
Tax expense (income) excluding effect of tax rate change	£ 748
Average effective tax rate excluding effect of tax rate change	22.40%
UNITED KINGDOM
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase (decrease) relating to tax rate changes or imposition of new taxes, deferred tax liability (asset)	£ 28
Deferred tax expense (income) relating to tax rate changes or imposition of new taxes	137
Deferred tax expense (income) relating to tax rate changes or imposition of new taxes, other comprehensive income	£ 165